Income Taxes - Reconciliation of Effective Tax Rates from 25% Statutory Tax Rates (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2023	May 31, 2022	May 31, 2021
Income Tax Disclosure [Abstract]
Income/(loss) before income taxes	$ 308,531	$ (1,032,498)	$ 314,977
PRC statutory income tax rate	25.00%	25.00%	25.00%
Income tax at statutory income tax rate	$ 77,133	$ (258,125)	$ 78,744
Effect of non-deductible expenses and loss and super deduction expenses	40,577	106,903	(5,174)
Effect of income tax exemptions and preferential tax rates	(12,927)	(19,570)	(38,795)
Effect of income tax rate difference in other jurisdictions	(5,184)	(424)	(181)
Changes in valuation allowance	(33,533)	307,528	48,994
Provision for income taxes	$ 66,066	$ 136,312	$ 83,588